Earnings per Share	12 Months Ended
Dec. 31, 2025
Earnings per Share
Earnings per Share
17.	Earnings per Share

The profit/(loss) and weighted average number of common shares used in the calculation of basic and diluted earnings/(loss) per share are as follows:

As of December 31,	2025	2024	2023
Profit attributable to the owners of the Group	122,951,543	108,863,270	145,251,024
Weighted average number of shares outstanding in the period	32,575,740	32,194,108	32,194,108
Earnings per share, basic and diluted	3.77	3.38	4.51

During the years ended December 31, 2025, 2024 and 2023, there were no potentially dilutive instruments affecting weighted average number of shares, and hence diluted earnings per share equals basic earnings per share for the years presented.